Income and Social Contribution Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income And Social Contribution Taxes
Schedule of Income Tax and Social Contribution Tax Recoverable

The income tax and social contribution balances refer to credits from previous years' tax returns, withholdings made in the current year and prepayments that will be offset against federal taxes payable to be determined at the end of the fiscal year or in subsequent periods.

	2023	2022
Income tax	594	707
Social contribution tax	262	241

	856	948

Current	411	775
Non-current	445	173

Schedule of Income Tax and Social Contribution Tax Payable

The balances of income tax and social contribution tax recorded in current liabilities refer mainly to the taxes owed by the subsidiaries which report by the Real Income method and have opted to make monthly payments based on estimated revenue, and also by the subsidiaries that have opted for the Presumed Income method, in which payments are made quarterly.

	2023	2022
Current
Income tax	71	198
Social contribution tax	40	42

	111	240

Schedule of Deferred Income Tax and Social Contribution Tax

The Company has deferred taxed assets and liabilities from unused tax loss carryforwards, negative base for the social contribution tax, and deductible temporary differences, at the statutory rates applicable to each legal entity in Brazil of 25% (for Income tax) and 9% (for the social contribution tax), as follows:

	2023	Profit and loss	Comprehensive income	Other	2022	Profit and loss	Comprehensive income	Other	2021
Deferred tax assets
Tax loss carryforwards	1,219	232	-	-	987	180	-	-	807
Provisions for contingencies	723	121	-	-	602	60	-	-	542
Changes to equity method investees temporary differences, net	57	1	-	-	56	(188)	-	-	244
Fair value of derivative financial instruments (PUT SAAG)	-	(229)	-	-	229	13	-	-	216
Provision related to the exclusion of ICMS from the calculation basis of PIS/Pasep and Cofins (1)	88	(510)	-	-	598	598	-	-	-
Provision for income sharing payments	48	18	-	-	30	30	-	-	-
Post-employment obligations	1,812	80	(119)		1,852	108	(237)	-	1,981
Estimated provision for doubtful receivables	326	7	-	-	319	4	-	-	315
Onerous concession	12	-	-	-	12	12	-	-	-
Rights of use (2)	126	9	-	-	117	117	-	-	-
Others	13	(10)	-	6	17	(133)	-	-	150

Total	4,424	(281)	(119)	6	4,819	801	(237)	-	4,255

Deferred tax liabilities
Deemed cost	(155)	1	-	-	(156)	63	-	-	(219)
Acquisition costs of equity interests	(439)	17	-	-	(456)	10	-	-	(466)
Borrowing costs capitalized	(182)	(12)	-	-	(170)	(5)	-	-	(165)
Adjustment to expectation of cash flow – Concession assets	(334)	(71)	-	-	(263)	(18)	-	-	(245)
Revenues arising from transmission contract asset	(931)	9	-	-	(940)	(45)	-	-	(895)
Adjustment to fair value: Swap/Loss	(126)	84	-	-	(210)	202	-	-	(412)
Reimbursement of costs – GSF	(229)	45	-	-	(274)	45	-	-	(319)
Lease liabilities (2)	(127)	(19)	-	-	(108)	(108)	-	-	-
Others	32	85	-	-	(54)	(20)	-	(3)	(31)

Total	(2,491)	139	-	-	(2,631)	124	-	(3)	(2,752)

Total, net	1,933	(142)	(119)	6	2,188	925	(237)	(3)	1,503

Total assets	3,045				3,120				2,465
Total liabilities	(1,112)				(932)				(962)

(1) In 2022, a provision was recorded as a result of Law 14385/22, which determined the fully destination, for the benefit of consumers, of the amounts subject to repeal of debt by the distributors, related to the exclusion of ICMS from the PIS/Pasep and Cofins calculation basis. The amount refers to the period from the 11th year onwards, counted retroactively from the date of the final and unappealable decision in the lawsuit, net of the portion included in the 2022 and 2023 Annual Tariff Adjustments.

(2) The separate presentation of these deferred tax assets and liabilities results from the change in IAS 12. There was no impact on the Company's results, the effect of the change being related only to disclosure. For comparability purposes, the change was reflected in the 2022 financial year based on the same criteria. For further details, see note 3.8.

Schedule of Changes in Deferred Income Tax and Social Contribution Tax

The changes in deferred income tax and social contribution tax were as follows:

Balance at December 31, 2020	1,413

Effects allocated to net profit	210
Effect allocated to other comprehensive income	(102)
Deferred taxes received in corporate reorganization	(16)
Others	(2)

Balance at December 31, 2021	1,503

Effects allocated to net profit	924
Effect allocated to other comprehensive income	(237)
Deferred taxes received in corporate reorganization	-
Others	(2)

Balance at December 31, 2022	2,188

Effects allocated to net profit	(141)
Effect allocated to other comprehensive income	(119)
Others	5

Balance at December 31, 2023	1,933

Schedule of Reconciliation of Income Tax and Social Contribution Tax Effective Rate

This table reconciles the statutory income tax (rate 25%) and social contribution tax (rate 9%) with the current income tax expense in the statement of income:

	2023	2022
Profit before income tax and social contribution tax	6,851	4,121
Income tax and social contribution tax – nominal expense (34%)	(2,329)	(1,401)
Tax effects applicable to:
Gain in subsidiaries by equity method	93	182
Tax incentives	89	62
Effects from subsidiaries taxed based on gross revenues	92	97
Non-deductible penalties	(95)	(45)
Interest on Equity	950	722
Estimated losses on doubtful accounts receivable from related parties	-	234
Realization of goodwill (note 32)	-	108
Monetary update on tax credits (1)	101	-
Others	15	15

Income tax and Social Contribution – effective gain (expense)	(1,084)	(26)

Current tax	(943)	(950)
Deferred tax	(141)	924

	(1,084)	(26)

Effective rate	15.82%	0.63%

(1) Refers to the monetary updates on PIS/Pasep and Cofins on ICMS including differences beteween ICMS Invoiced x Collected. In 2022, the balance of this update was taxed, but with the STF's favorable decision, the balance was excluded in the 2023 calculation.